Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of maximum exposure to credit risk for trade and other receivables
(in thousands)	December 31, 2020	December 31, 2019	December 31, 2018
EMEA	$1,246	$609	$478
North America	1,491	884	203
Total	$2,737	$1,493	$679

Schedule of exposure to foreign currency risk
(in USD thousands)	USD	New Israel Sshekel (“NIS”)	CAD	Total
Financial assets and financial liabilities:

Current assets

Cash	5,236	36	197	5,469
Restricted cash	0	10,995	0	10,995
Trade receivables	1,266	1,246	225	2,737
Due from director	214	-	-	214

Current liabilities
Bank loan	-	(65)	(372)	(437)
Accounts payable and accrued liabilities	(1,176)	(1,087)	(359)	(2,622)
Convertible debentures			(6,161)	(6,161)
Long term debt	-	-	(108)	(108)
Total	5,540	11,125	(6,578)	10,087
Impact of 10% fluctuation in Exchange Rate	$554	$1,113	$(658)	$1,008